Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Asset Retirement Obligation

NOTE 11 ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

In 2012 and 2011, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2012 and 2011, including the Divestiture Transaction, were as follows:

			Non-
	U.S.	TDS	Reportable	TDS
(Dollars in thousands)	Cellular	Telecom	Segment	Consolidated

Balance December 31, 2011	$143,402	$65,209	$3,806	$212,417
Additional liabilities accrued	5,578	367	-	5,945
Revisions in estimated cash outflows (1)	22,588	-	-	22,588
Disposition of assets	(2,674)	(298)	-	(2,972)
Accretion expense (2)	10,713	4,691	228	15,632
Balance December 31, 2012	$179,607	$69,969	$4,034	$253,610

Balance December 31, 2010	$128,709	$61,036	$-	$189,745
Additional liabilities accrued	2,105	559	-	2,664
Revisions in estimated cash outflows	5,888	-	-	5,888
Acquisitions of assets	-	140	3,751	3,891
Disposition of assets	(1,323)	(929)	-	(2,252)
Accretion expense	8,023	4,403	55	12,481
Balance December 31, 2011	$143,402	$65,209	$3,806	$212,417

(1)	In 2012, U.S. Cellular included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.

(2)	In 2012, U.S. Cellular included $0.2 million of incremental accretion related to the Divestiture Transaction.